Investment Property	12 Months Ended
Dec. 31, 2022
Investment Property,
Investment Property

Note 10. Investment Property

All of the Group’s investment property is located in Europe and forms part of the security granted in connection with bonds issued by a subsidiary of the Group (see Note 15).

Changes in investment property included in non-current assets:	2022	2021
Balance, beginning of year	$34,430	$36,908
Change in fair value during the year	49	407
Disposals	(2,643)	(7)
Currency translation adjustments	14	(2,878)
Balance, end of year	$31,850	$34,430

The amounts recognized in profit or loss in relation to investment property during the years ended December 31, 2022, 2021 and 2020 were as follows:

Years ended December 31:	2022	2021	2020
Rental income	$1,356	$1,381	$1,376
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	324	709	216